Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Fair value of financial assets and liabilities

29.	Fair value of financial assets and liabilities

Under IFRS 13, the fair value measurement uses a fair value hierarchy that reflects the model used in the measurement process which should be in accordance with the following hierarchical levels:

Level 1: Determined on the basis of public (unadjusted) quoted prices in highly active markets for identical assets and liabilities, these include public debt securities, stocks, derivatives listed.

Level 2: They are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3: They are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Trading Financial Assets, Other financial assets at fair value on through income statement, Available-for-sale financial assets and Financial liabilities held for trading.

Level 1: The securities with high liquidity and quoted prices in active market are classified as level 1. At this level there were classified most of the Brazilian Government Securities (mainly LTN, LFT, NTN-B, NTN-C and NTN-F), shares in stock exchange and other securities traded in the active market.

Level 2: When quoted price cannot be observed, the Management, using its own internal models, make its best estimate of the price that would be set by the market. These models use data based on observable market parameters as an important reference. Various techniques are used to make these estimates, including the extrapolation of observable market data and extrapolation techniques. The best evidence of fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions carried out with the same instrument or similar instruments or can be measured using a valuation technique in which the variables used include only data from observable market, especially interest rates. These securities are classified at level 2 of the fair value hierarchy and are composed mainly of Government Securities (repo, LCI Cancelable and NTN) in a less liquid market than those classified at level 1.

Level 3: When there is information that is not based on observable market data, Banco Santander uses internally developed models, from curves generated according to the internal model. Level 3 comprises mainly unlisted shares.

Derivatives

Level 1: Derivatives traded on stock exchanges are classified in Level 1 of the hierarchy.

Level 2: For derivatives traded over the counter, the valuation (primarily swaps and options) usually uses observable market data, such as: exchange rates, interest rates, volatility, correlation between indexes and market liquidity.

When pricing the financial instruments aforementioned, it is used the Black-Scholes Model (exchange rate options, interest rate options; caps and floors) and the present value method (discount of future values by market curves).

Level 3: Derivatives not traded on an exchange and that do not have observable information in an active market were classified as level 3, and are composed, including exotic derivatives.

Category	Type Asset/Liability	Valuation technique	Main unobservable inputs
Linear derivatives	Coupon Fra	BMF Closing Prices	Currency Coupon rate - long term
	Inflation Swap	Discounted cash flow	IGPM Coupon rate
	Interest Rate Swap	Discounted cash flow	Pre-fixed rates – long term
Non linear derivatives	Equities Options	Black&Scholes	Implicit volatility- long term
	Inflation Options	Black&Scholes	IPCA Implicit volatility- long term
	Interest Rate Options	Black&Scholes	IDI Implicit volatility- long term
	Currency Options	Black&Scholes	USD/BRL Implicit volatility- long term
Cash	Pension Plan Liability	Actuarial Model	IGPM Coupon rate
	Private Bonds	Discounted cash flow	Discount rate ("Yields")
	Public Bonds	Discounted cash flow	NTN-C and TDA Discount rate ("Yields")
Put options	Put Options	Discounted cash flow	Growth and Discount rates

The table below shows a summary of the fair values of financial assets and liabilities for the years ended December 31, 2021, 2020 and 2019, classified based on the various measurement methods adopted by the Bank to determine their fair value

				12/31/2021
	Level 1(1)	Level 2	Level 3	Total
Financial Assets Measured at Fair Value Through Profit or Loss	601,204	15,736,825	2,520,813	18,858,842
Debt instruments	601,204	-	2,520,813	3,122,017
Balances with The Brazilian Central Bank	-	15,736,825	-	15,736,825
Financial Assets Measured at Fair Value Through Profit or Loss Held for Trading	49,462,429	20,608,008	500,228	70,570,665
Debt instruments	47,582,871	19,329	150,395	47,752,595
Equity instruments	1,879,558	85,029	56,023	2,020,610
Derivatives	-	20,503,650	93,810	20,797,460
Non-Trading Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss	-	420,898	449,264	870,162
Equity instruments	-	98,921	378,786	477,707
Loans and advances to customers	-	321,977	70,478	392,455
Financial Assets Measured at Fair Value Through Other Comprehensive Income	98,977,403	1,662,779	601,605	101,241,787
Debt instruments	98,975,973	1,649,925	586,702	101,212,600
Equity instruments	1,430	12,854	14,903	29,187
Hedging derivatives (assets)	-	342,463	-	342,463
Financial Liabilities Measured at Fair Value Through Profit or Loss Held For Trading	-	36,484,135	468,432	36,952,567
Trading derivatives	-	23,703,576	468,432	24,172,008
Short positions	-	12,780,559	-	12,780,559
Financial Liabilities Measured at Fair Value Through Profit or Loss	-	7,459,784	-	7,459,784
Other financial liabilities	-	7,459,784	-	7,459,784
Hedging derivatives (liabilities)	-	446,973	-	446,973

				12/31/2020
	Level 1(1)	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	588,778	57,354,806	2,956,882	60,900,466
Debt instruments	588,778	-	2,956,882	3,545,660
Balances with The Brazilian Central Bank	-	57,354,806	-	57,354,806
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	70,139,962	27,508,722	817,548	98,466,232
Debt instruments	68,461,854	11,848	47,097	68,520,799
Equity instruments	1,678,108	128,251	11,917	1,818,276
Derivatives	-	27,368,623	758,534	28,127,157
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	217,569	282,151	499,720
Equity instruments	-	185,790	253,122	438,912
Loans and advances to customers	-	31,779	29,029	60,808
Financial Assets Measured At Fair Value Through Other Comprehensive Income	106,456,132	1,987,234	1,297,021	109,740,387
Debt instruments	106,454,645	1,953,504	1,260,065	109,668,214
Equity instruments	1,487	33,730	36,956	72,173
Hedging derivatives (assets)	-	743,463	-	743,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	76,890,170	753,121	77,643,291
Trading derivatives	-	31,082,223	753,121	31,835,344
Short positions	-	45,807,947	-	45,807,947
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	7,038,467	-	7,038,467
Other Financial Liabilities	-	7,038,467	-	7,038,467
Hedging derivatives (liabilities)	-	144,594	-	144,594

				12/31/2019
	Level 1(1)	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	975,393	28,739,507	2,627,405	32,342,305
Debt instruments	975,393	132,277	2,627,405	3,735,075
Balances with The Brazilian Central Bank	-	28,607,230	-	28,607,230
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	35,057,803	21,247,552	715,548	57,020,903
Debt instruments	33,028,333	1,726,441	130,857	34,885,631
Equity instruments	2,029,470	-	-	2,029,470
Derivatives	-	19,521,111	584,691	20,105,802
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	143,077	627	27,749	171,453
Equity instruments	143,077	627	27,749	171,453
Financial Assets Measured At Fair Value Through Other Comprehensive Income	93,555,527	1,612,741	951,966	96,120,234
Debt instruments	93,531,617	1,612,741	818,569	95,962,927
Equity instruments	23,910	-	133,397	157,307
Hedging derivatives (assets)	-	339,932	-	339,932
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	45,499,913	564,757	46,064,670
Trading derivatives	-	21,664,260	564,757	22,229,017
Short positions	-	23,835,653	-	23,835,653
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	3,719,416	1,600,000	5,319,416
Hedging derivatives (liabilities)	-	200,961	-	200,961

Movements in fair value of Level 3

The following tables demonstrate the movements during 2021, 2020 and 2019 for the financial assets and liabilities classified as Level 3 in the fair value hierarchy:

	Fair Value 12/31/2020	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2021
Financial Assets Measured At Fair Value Through Profit Or Loss	2,956,882	99,401	-	(535,470)	2,520,813
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	817,548	(802,760)	(36,051)	483,419	462,156
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	282,151	78,853	-	88,260	449,264
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,297,021	(268,095)	-	(427,322)	601,604
Financial Liabilities Measured At Fair Value Through Profit Or Loss	753,121	(337,847)	(137,963)	156,272	433,583

	Fair Value 12/31/2019	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2020
Financial Assets Measured At Fair Value Through Profit Or Loss	2,627,405	83,832	(239,512)	485,157	2,956,882
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	715,548	502,596	(231,468)	(169,128)	817,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	27,749	100,091	125,282	29,029	282,151
Financial Assets Measured At Fair Value Through Other Comprehensive Income	951,966	(21,677)	(197,098)	563,830	1,297,021
Financial Liabilities Measured At Fair Value Through Profit Or Loss	564,757	500,159	(406,971)	95,176	753,121
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	1,600,000	-	-	(1,600,000)	-

	Fair Value 12/31/2018	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2019
Financial Assets Measured At Fair Value Through Profit Or Loss	510,887	290,773	1,700,499	125,246	2,627,405
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	1,370,270	238,632	(1,031,076)	137,722	715,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	154,947	(101,541)	-	(25,657)	27,749
Financial Assets Measured At Fair Value Through Other Comprehensive Income	709,956	253,803	291	(12,084)	951,966
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	641,458	190,813	(586,346)	318,832	564,757

Fair value movements linked to credit risk

Changes in fair value attributable to changes in credit risk are determined based on changes in the prices of credit default swaps compared to similar obligations of the same obligor when such prices are observable, as these credit default swaps better reflect the market's valuation of the debtors. credit risk for a specific financial asset. When such prices are unobservable, changes in fair value attributable to changes in credit risk are determined as the total amount of changes in fair value not attributable to changes in the benchmark interest rate or other observed market rates. In the absence of specific observable data, this approach provides a reasonable approximation of changes attributable to credit risk, as it estimates the change in margin above the benchmark that the market may demand for the financial asset.

Financial assets and liabilities not measured at fair value

The financial assets owned by the Bank are measured at fair value in the accompanying consolidated balance sheets, except for loans and receivables.

Similarly, the Bank’s financial liabilities except for financial liabilities held for trading and those measured at fair value - are measured at amortized cost in the consolidated balance sheets.

i) Financial assets measured at other than fair value

Below is a comparison of the carrying amounts of financial assets of the Bank measured by a value other than the fair value and their respective fair values on December 31, 2021, 2020 and 2019:

ii) Financial liabilities measured at other than fair value

Following is a comparison of the carrying amounts of Bank´s financial liabilities measured by a value other than fair value and their respective fair values on December 31, 2021, 2020 and 2019:

During 2020, The Bank reclassified R$ 73,075,341 of “Deposits of Brazil's Central Bank and deposits of credit institutions” and R$

390,760,088 of “Customer deposits” from level 2 to level 3, as there was no active trading market for these instruments.”

					12/31/2021
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	121,005,909	121,005,909	-	26,200,162	94,805,747
Customer deposits	468,961,069	468,960,950	-	60,911,279	408,049,671
Marketable debt securities	79,036,792	79,035,644	-	-	79,035,644
Subordinated Debt	-	-	-	-	-
Debt instruments Eligible Capital	19,641,408	19,641,408	-	-	19,641,408
Other financial liabilities	61,448,516	61,448,516	-	-	61,448,516
Other financial liabilities	750,093,694	750,092,427	-	87,111,441	662,980,986

					12/31/2020
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	131,656,962	131,654,431	-	58,579,090	73,075,341
Customer deposits	445,813,972	445,856,090	-	55,096,002	390,760,088
Marketable debt securities	56,875,514	57,265,307	-	-	57,265,307
Subordinated Debt	-	-	-	-	-
Debt instruments Eligible Capital	13,119,660	13,119,660	-	-	13,119,660
Other financial liabilities	59,822,683	59,822,683	-	-	59,822,683
Other financial liabilities	707,288,791	707,718,171	-	113,675,092	594,043,080

					12/31/2019
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	99,271,415	99,271,415	-	99,271,415	-
Customer deposits	336,514,597	336,593,455	-	336,593,455	-
Marketable debt securities	73,702,474	73,889,348	-	10,205,065	63,684,284
Subordinated Debt	10,175,961	10,175,961	-	10,175,961	-
Other financial liabilities	55,565,954	55,565,954	-	-	55,565,954
Other financial liabilities	575,230,401	575,496,132	-	456,245,896	119,250,238

The methods and assumptions used to estimate the fair values summarized in the tables above are set forth below:

- Loans and amounts due from credit institutions and from clients – Fair value are estimated for groups of loans with similar characteristics. The fair value was measured by discounting estimated cash flow using the average interest rate of new contracts. That is, the future cash flow of the current loan portfolio is estimated using the contractual rates, and then the new loans spread over the risk free interest rate are incorporated to the risk free yield curve in order to calculate the loan portfolio fair value. In terms of behavior assumptions, it is important to highlight that a prepayment rate is applied to the loan portfolio, thus a more realistic future cash flow is achieved.

- Deposits from Bacen and credit institutions and Client deposits – The fair value of deposits was calculated by discounting the difference between the cash flows on a contractual basis and current market rates for instruments with similar maturities. For variable-rate deposits, the carrying amount was considered to approximates fair value.

Bonds and securities – The fair values of these items were estimated by calculating the discounted cash flow using the interest rates offered in the market for bonds with similar terms and maturities.

Debt Instruments Eligible for Capital – refer to the transaction fully agreed with a related party, in the context of the Capital Optimization Plan, whose book value is similar to the fair value.

The valuation techniques used to estimate each level are defined in note 2.e.

Management revised the criteria assigned to classify the fair value level of assets and liabilities measured at amortized cost, presented exclusively for disclosure purposes, and concluded that they are better classified as level 3 in light of observable market data.